NON-CONTROLLING INTERESTS (Details - Summary) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 6,140	$ 6,298
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	53	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	2,609	2,843
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 589	$ 616